Bank Debt, textuals (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Long-term Debt, Fair Value	$ 571,908,000
Line of Credit Facility, Remaining Borrowing Capacity	0
Gain on loan write off	8,189,000
Total debt	$ 571,791,000	$ 587,665,000
Unpaid Accrued Interest Percentage On Debt Extinguishment	50.00%
Sale and leaseback agreement
Debt Instrument [Line Items]
Sale and leaseback period	10 years
Daily bareboat charter rate	$ 6,500
All loans and credit facilities
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis	loans and credit facilities bear interest at LIBOR plus a margin, except for each of Maxeikosiena, Youngone and Youngtwo and for a portion of each of the Maxdeka and Shikoku loan facilities. Maxdeka and Shikoku had entered into loan facilities with government owned export credit institutions, each bearing interest at the Commercial Interest Reference Rate (“CIRR”) published by the Organization for Economic Co-operation and Development, as applicable on the date of the signing of the relevant loan agreements. Each of the Maxeikosiena, Youngone and Youngtwo loan facilities are deemed to incur interest at a fixed rate calculated so that the initial facility amount be amortised to maturity down to the purchase obligation price of each vessel.
Debt Instrument, Frequency of Periodic Payment	loans and credit facilities are generally repayable by quarterly principal installments and a balloon payment due on maturity, with the exception of the Maxdeka and Shikoku loan facilities which are repaid by semi-annual principal instalments without a balloon payment due on maturity and the Maxeikosiena, Youngone and Youngtwo loan facilities, that are payable by principal installments every 45 days out of a portion of the bareboat hire payment and a balloon payment due on maturity equal to the purchase obligation.
Maxpente, Maxeikoseitessera and Maxenteka Loan Facility
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 50,000,000
Total debt	$ 49,575,000